Concessions and Authorizations (Tables)	12 Months Ended
Dec. 31, 2023
Concessions And Authorizations
Schedule of Concessions and Authorizations Held

	Company holding concession or authorization	Concession or authorization contract	Expiration date
POWER GENERATION

Hydroelectric plants
Theodomiro Carneiro Santiago (1) (5) (7)	Cemig GT	07/1997	05/2027
Nova Ponte (1) (7)	Cemig GT	07/1997	08/2027
Santa Luzia (1)	Cemig GT	07/1997	02/2026
Sá Carvalho (1) (8)	Sá Carvalho	01/2004	08/2026
Rosal (1)	Rosal Energia	01/1997	12/2035

	Company holding concession or authorization	Concession or authorization contract	Expiration date
Machado Mineiro (1) (10) Salto Voltão (1) (6) Salto Paraopeba (1) (6) Salto do Passo Velho (1) (6)	Horizontes Energia	Resolution 331/2002	05/2027 06/2033 10/2030 03/2031
PCH Pai Joaquim (1)	Cemig PCH S.A. (“Cemig PCH”)	Authorizing Resolution 377/2005	04/2032
Irapé (1)	Cemig GT	14/2000	09/2037
Queimado (Consortium) (1)	Cemig GT	06/1997	06/2034
Rio de Pedras (1) (6)	Cemig GT	02/2013	12/2025
Poço Fundo (1)	Cemig Geração Poço Fundo S.A. (“Cemig Geração Poço Fundo”)	01/2021	05/2052
São Bernardo (1) (6)	Cemig GT	02/2013	06/2027
Três Marias (2) (9)	Cemig Geração Três Marias S.A. (“Cemig Geração Três Marias”)	08/2016	01/2053
Salto Grande (2) (9)	Cemig Geração Salto Grande S.A. (“Cemig Geração Salto Grande”)	09/2016	01/2053
Itutinga (2)	Cemig Geração Itutinga S.A. (“Cemig Geração Itutinga”)	10/2016	01/2053
Camargos (2)	Cemig Geração Camargos S.A. (“Cemig Geração Camargos”)	11/2016	01/2053
Coronel Domiciano (2) Joasal, Marmelos, Paciência and Piau (2)	Cemig Geração Sul S.A. (“Cemig Geração Sul”)	12/2016 and 13/2016	04/2047 01/2053
Dona Rita (2) Ervália (2) Neblina (2) Peti (2) Sinceridade (2) Tronqueiras (2)	Cemig Geração Leste S.A. (“Cemig Geração Leste”)	14/2016 and 15/2016	07/2050 04/2047 01/2053 03/2047 12/2046
Cajurú, Gafanhoto and Martins (2)	Cemig Geração Oeste S.A. (“Cemig Geração Oeste”)	16/2016	01/2053

Wind power plants
Central Geradora Eólica Praias de Parajuru (3)	Central Eólica Praias de Parajuru (“Parajuru”)	Resolution 526/2002	09/2032
Central Geradora Eólica Volta do Rio (3)	Central Eólica Volta do Rio (“Volta do Rio”)	Resolution 660/2001	01/2031

Photovoltaic power plants
UFV Mineirão	Cemig GT	-	-

POWER TRANSMISSION
National grid (4)	Cemig GT	006/1997	01/2043
Itajubá Substation (4)	Cemig GT	79/2000	10/2030
Furnas - Pimenta - Transmission line (4)	Companhia de Transmissão Centroeste de Minas S.A. (“Centroeste”)	004/2005	03/2035
Subestação Sete Lagoas 4 (4)	Sete Lagoas	006/2011	06/2041

ENERGY DISTRIBUTION	Cemig D	002/1997 003/1997 004/1997 005/1997	12/2045

GAS DISTRIBUTION	Gasmig	State Law 11,021/1993	01/2053
(1)
Refer to power generation concession agreements that are not in the scope of IFRIC 12, whose infrastructure assets are recorded as property, plant and equipment since the grantor does not control to whom the services should be provided and their price, and their energy is mainly sold in the Free Contracting Environment (‘ACL’).
(2)
Refers to energy generation concession contracts whose concession bonus revenue is classified as financial assets of the concession.
(3)
Refer to concessions, by means of authorization, of wind power generation in the independent production modality, commercialized in the scope of Proinfa. The assets linked to the exploration right are registered in fixed assets. The exploration authorization rights, which are considered in the parent company's financial statements as investments, are classified in the consolidated balance sheet as intangible assets.
(4)
These refer to power transmission concession agreements which, in accordance with IFRS 15, are classified as contract assets as they are subject to the satisfaction of performance obligations in the provision of the electric energy transmission service.
(5)
On March 17, 2023, ANEEL Order 738 was published, registering the change of name of the Emborcação HPP to Theodomiro Carneiro Santiago HPP.
(6)
On August 10, 2023, the Company held a public auction for the sale in a single lot of 15 SHPPs/CGHs, 12 of which are Cemig GT assets and 3 of which are owned by the wholly owned subsidiary Horizontes. On January 10, 2024, ANEEL transferred the ownership of the authorization grants for the exploration of the Salto Voltão, Salto do Passo Velho and Salto do Paraopeba SHPs, from Horizontes to Mang, through Order 62. On February 6, 2024, ANEEL authorized the transfer of the concessions of the Rio de Pedras and São Bernardo SHPs from Cemig GT to Mang Participações, through REA 15,094. On 29 February 2024, the divestment was completed, after all conditions precedent of the VCA had been fulfilled. Further details can be found in note 32: Assets classified as held for sale.
(7)
In July 2023, the Company reaffirmed its interest in extending the concessions for the Theodomiro Carneiro Santiago and Nova Ponte HPPs under the Physical Guarantee Quota regime, and in November 2023, it filed its expression of interest in extending these concessions by transferring control of the plants.
(8)
In February 2023, in order to guarantee its right to apply for a new concession, the Company filed its expression of interest in extending the concession of the Sá Carvalho HPP, through the transfer of shareholder control of its wholly-owned subsidiary Sá Carvalho, and, in July 2023, through the Physical Guarantee Quota regime.
(9)
On January 24, 2023, ANEEL decided to approve the transfer of the concessions for the Três Marias and Salto Grande hydroelectric plants to Cemig GT. On May 31, 2023, the merger was approved at the Company's Extraordinary General Meeting - AGE, at book value, with the consequent extinction of the investees as of May 31, 2023.
(10)
On February 20, 2024, ANEEL transferred the authorization of the Machado Mineiro SHP from Horizontes Energia S.A. (Horizontes Energia) to Cemig GT, through Order 504/2024.

Schedule of Average Effect on Consumers

On May 23, 2023, ANEEL approved the result of Cemig D's Periodic Tariff Review, according to Resolution No. 3,202/2023. The approved result represented an average tariff adjustment of 13.27% for consumers, 8.94% on average for Group A (high and medium voltage) and 15.55% on average for Group B (low voltage).

Voltage level	Average effect on consumers
High and medium voltage - Group A	8.94%
Low voltage - Group B	15.55%
Average adjustment	13.27%

Schedule of Concession and Amount to be Paid

Project	Nominal value in 2023	Present value in 2023	Period of the concession (1)	Updating indexer
Irapé	45	22	03/2006 - 09/2037	IGPM
Queimado (Consortium)	12	6	01/2004 - 06/2034	IGPM

(1)
The term presented includes the extension of the concession grant for these plants under the terms of ReH 2,932, of September 14, 2021. During the period of the extension of the concession term, the generator will freely dispose of the energy from the undertaking, under the terms of Law 13,203/2015, with the other clauses unchanged for both contracts.

Schedule of Nominal Value and Present Value Portion to be Paid

	Interest, %	Amounts paid in 2023	Nominal value of amounts to be paid in the next 12 months	Present value of amounts to be paid in the next 12 months
Irapé	100.00	3	3	3
Queimado (Consortium)	82.50	1	1	1